Share Capital and warrants - Summary Of The Number Of Options Outstanding (Detail)	12 Months Ended
	Nov. 30, 2022 shares $ / shares	Nov. 30, 2022 shares $ / shares $ / shares	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares $ / shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options ending balance	426,571	426,571
CA$
Disclosure of classes of share capital [line items]
Number of options beginning balance	3,190,284	3,190,284	3,203,693	3,203,693
Number of options, granted	2,191,389	2,191,389	1,057,831	1,057,831
Number of options,Forfeited and expired – CAD	(576,853)	(576,853)	(406,240)	(406,240)
Number of options, exercised	84,660	84,660	(665,000)	(665,000)
Number of options ending balance	4,720,160	4,720,160	3,190,284	3,190,284
Options exercisable outstanding	2,217,415	2,217,415	1,630,476	1,630,476	2,217,415	1,630,476
Weighted average beginning balance | (per share)	$ 3.83	$ 3	$ 3.59	$ 2.76
Weighted average, granted | (per share)	4.17	3.25	3.94	3.1
Weighted average,Forfeited and expired | (per share)	4.45	3.38	6.61	5.26
Weighted average, exercised | (per share)	0.31	$ 0.23	1.11	$ 0.89
Weighted average options exercisable | (per share)	4.08	$ 4.08	3.96	$ 3.96	$ 3.03	$ 3.1
Weighted average ending balance | (per share)	$ 3.98	$ 2.96	$ 3.83	$ 3
US$
Disclosure of classes of share capital [line items]
Number of options beginning balance	80,733	80,733	12,500	12,500
Number of options, granted	386,672	386,672	102,608	102,608
Number of options, Forfeited – USD	(40,834)	(40,834)	(34,375)	(34,375)
Number of options ending balance	426,571	426,571	80,733	80,733
Options exercisable outstanding	31,076	31,076	4,166	4,166	31,076	4,166
Weighted average beginning balance | (per share)	$ 0	$ 3.09		$ 2.35
Weighted average, granted | $ / shares		3.02		3.18
Weighted average, Forfeited | $ / shares		3.13		$ 3.06
Weighted average options exercisable | (per share)			$ 0	$ 0	$ 2.99	$ 2.35
Weighted average ending balance | (per share)		$ 2.5	$ 0	$ 3.09